Geographic information	12 Months Ended
Dec. 31, 2025
Geographic Information
Geographic information

22. Geographic information

The following table presents revenue by geographic area, the PRC, Indonesia, Philippines and all other countries, based on the geographic location for the years ended December 31, 2023, 2024 and 2025. No revenue resulting from an individual country other than the PRC and Indonesia accounted for more than 10% of revenue for the presented years.

	2023	2024	2025

Total Revenue
The PRC	10,410,574	10,533,327	10,238,018
Indonesia	1,885,586	1,887,770	2,039,063
Philippines	251,719	639,510	1,192,287
Others	(434)	5,217	100,115
	12,547,445	13,065,824	13,569,483